DEPOSITS	12 Months Ended
Dec. 31, 2012
Deposits Liabilities Balance Sheet Reported Amounts [Abstract]
DEPOSITS

NOTE 19: DEPOSITS

The aggregate amount of short-term certificates of deposit, each with a minimum denomination of EUR 76,530, which approximates USD 100,000, was EUR 437,460 thousand at December 31, 2012 (2011: EUR 132,190 thousand). At December 31, 2012, interest-bearing deposits with scheduled maturities in excess of one year were EUR 804,510 thousand (2011: EUR 650,187 thousand).

Deposits made by Greek residents and foreign customers at December 31, comprised:

	2011			2012
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)			(EUR in thousands)
Interest bearing:
Public sector	1,740,647	56,266	1,796,913	2,448,588	423,304	2,871,892
Private sector:
Corporations	2,773,259	4,802,960	7,576,219	3,435,530	6,094,819	9,530,349
Individuals	34,977,371	12,159,912	47,137,283	31,790,468	11,667,138	43,457,606
Interbank	31,576,223	906,713	32,482,936	31,159,773	1,350,159	32,509,932
Total interest bearing deposits	71,067,500	17,925,851	88,993,351	68,834,359	19,535,420	88,369,779
Non-interest bearing:
Public sector	353,244	18,353	371,597	288,356	70,465	358,821
Private sector:
Corporations	561,296	763,524	1,324,820	564,774	838,134	1,402,908
Individuals	158,755	547,265	706,020	139,773	807,107	946,880
Interbank	118,616	60,898	179,514	29,158	51,556	80,714
Total non-interest bearing deposits	1,191,911	1,390,040	2,581,951	1,022,061	1,767,262	2,789,323
Total:
Public sector	2,093,891	74,619	2,168,510	2,736,944	493,769	3,230,713
Private sector:
Corporations	3,334,555	5,566,484	8,901,039	4,000,304	6,932,953	10,933,257
Individuals	35,136,126	12,707,177	47,843,303	31,930,241	12,474,245	44,404,486
Interbank	31,694,839	967,611	32,662,450	31,188,931	1,401,715	32,590,646
Total deposits	72,259,411	19,315,891	91,575,302	69,856,420	21,302,682	91,159,102

Included in the above table are interest bearing deposits of EUR 1,779,727 thousand and EUR 2,954,945 thousand for 2011 and 2012 respectively for which the Group has elected the fair value option. Such instruments are accounted for at fair value because they have embedded derivatives and the Group elected to account for them at fair value rather than separating the embedded derivatives, or because they are managed on a fair value basis and the Group elected to apply the fair value option provided by ASC 825 “Financial Instruments”. During 2011 and 2012 losses of EUR (13,754) thousand and EUR (17,792) thousand, respectively, relating to fair value changes of these deposits were included in net trading loss, of which a gain of EUR 10,973 thousand and NIL, respectively, relate to credit risk.

Interest bearing interbank deposits under “Greek residents” mainly include the funding from the ECB and ELA type facility (through the Bank of Greece) amounting to EUR 31,307,746 thousand and EUR 30,902,146 thousand for 2011 and 2012 respectively.